Segment Information (Entity-wide information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue derived from a single customer	¥ 91,962,415	¥ 77,842,906	¥ 80,748,138
Single customer [member]
Disclosure of operating segments [line items]
Revenue derived from a single customer	¥ 39,804,025	¥ 31,796,065	¥ 39,657,297